Equity - Distribution of Profit - Approved Distribution of Profit (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Equity
Voluntary reserve	€ 1,380,207
Dividends	250,058
Profit of the Parent	€ 1,630,265